Statement of Changes in Equity - GBP (£)	Share Capital Restated total equity	Share Capital	CLNs treated as equity Restated total equity	CLNs treated as equity	Other Reserves Restated total equity	Other Reserves	Restated total equity	Total
Balance at the beginning at Dec. 31, 2018	£ 129	£ 129	£ 1,000,000				£ 247,097	£ (922,049)
Profit Loss								814,728
Other comprehensive income								0
Total comprehensive income								814,728
Transactions with owners in their capacity as owners:
Share option charge						£ 8,945		8,945
Balance at the end attributable to owners of the company at Sep. 30, 2019	129	129		£ 1,000,000	£ 6	8,945	(2,360,441)	1,070,770
Profit Loss		0		0		0		(658,756)
Other comprehensive income								0
Total comprehensive income		0		0		0		(658,756)
Transactions with owners in their capacity as owners:
Share option charge		0		0		47,661		47,661
Balance at the end attributable to owners of the company at Mar. 31, 2020		129		1,000,000		56,606		459,675
Balance at the beginning at Sep. 30, 2019	£ 129	129		1,000,000	£ 6	8,945	£ (2,360,441)	1,070,770
Profit Loss								(445,554)
Other comprehensive income								0
Total comprehensive income								(445,554)
Transactions with owners in their capacity as owners:
Share option charge						95,331		95,331
Balance at the end attributable to owners of the company at Sep. 30, 2020		129		1,000,000		104,276		720,547
Balance at the beginning at Mar. 31, 2020		129		1,000,000		56,606		459,675
Profit Loss		0		0		0		213,202
Total comprehensive income		0		0		0		213,202
Transactions with owners in their capacity as owners:
Share option charge		0		0		47,670		47,670
Balance at the end attributable to owners of the company at Sep. 30, 2020		129		1,000,000		104,276		720,547
Profit Loss		0		0		0		(4,408,580)
Other comprehensive income								0
Total comprehensive income		0		0		0		(4,408,580)
Transactions with owners in their capacity as owners:
Share option charge		0		0		68,598		68,598
Balance at the end attributable to owners of the company at Mar. 31, 2021		£ 129		£ 1,000,000		£ 172,874		£ (3,619,435)